Consolidated Balance Sheets - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS
Cash	$ 65,855	$ 246,317	$ 227,304
Accounts receivable, net	81,036	163,577	255,202
Inventories	1,733,341	1,792,312	1,317,687
Prepaid expenses and other current assets	4,713	44,026	4,000
TOTAL CURRENT ASSETS	1,884,945	2,246,232	1,804,193
Property and equipment, net	8,689	9,719	5,844
Right-of-use assets			55,079
Investments	10,059	10,059	19,616
Acquisition deposit	15,000	15,000
Goodwill	570,176	570,176	570,176
TOTAL ASSETS	2,488,869	2,851,186	2,454,908
CURRENT LIABILITIES
Accounts payable	62,635	91,859	60,977
Accounts payable - related party	170,500	128,500
Accrued liabilities	639,551	587,941	96,983
Accrued compensation - officers	635,000	590,000	430,000
Customer deposit	85,751	101,342	194,311
Note payable	20,619	48,541	9,818
Note payable to shareholder	755,260	576,260	443,850
Operating lease liability			55,079
Line of credit	305,427	285,743	209,143
TOTAL CURRENT LIABILITIES	2,674,743	2,409,917	1,500,161
Note payable, net of current portion			107,587
TOTAL LIABILITIES	2,674,743	2,409,917	1,607,748
COMMITMENTS & CONTINGENCIES
SHAREHOLDERS’ EQUITY:
Preferred stock, $0.0001 par value, 5,000,000 shares authorized; none issued and outstanding
Common stock, $0.0001 par value; 100,000,000 shares authorized, 28,428,215 and 28,353,215 and 25,724,844 shares issued and outstanding	2,843	2,836	2,572
Additional paid in capital	13,531,074	13,508,581	11,985,191
Accumulated deficit	(13,719,791)	(13,070,148)	(11,140,603)
TOTAL SHAREHOLDERS’ EQUITY	(185,874)	441,269	847,160
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 2,488,869	$ 2,851,186	$ 2,454,908